Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Operating Segments

Deferred tax assets and liabilities have been allocated amongst segments.

	December 31, 2017
(CAD$ in millions)	Steelmaking Coal	Copper	Zinc	Energy	Corporate	Total
Segment revenues	$6,152	$2,400	$4,131	$—	$—	$12,683
Less: Inter-segment revenues	—	—	(635)	—	—	(635)

Revenues	6,152	2,400	3,496	—	—	12,048
Cost of sales	(3,108)	(1,782)	(2,529)	—	—	(7,419)

Gross profit	3,044	618	967	—	—	4,629
Impairment reversal and (asset impairments)	207	(44)	—	—	—	163
Other operating income (expenses)	(99)	63	(28)	(3)	(392)	(459)

Profit (loss) from operations	3,152	637	939	(3)	(392)	4,333
Net finance expense	(5)	(45)	(31)	(7)	(124)	(212)
Non-operating income (expense)	(29)	5	(9)	—	(118)	(151)
Share of income of associates and joint ventures	—	3	—	—	3	6

Profit (loss) before taxes	3,118	600	899	(10)	(631)	3,976

Capital expenditures	673	467	244	911	4	2,299

Goodwill	702	385	—	—	—	1,087

Total assets	15,271	9,533	3,720	5,667	2,867	37,058

Net assets	$9,759	$5,748	$2,335	$4,656	$(2,973)	$19,525

	December 31, 2016
(CAD$ in millions)	Steelmaking Coal	Copper	Zinc	Energy	Corporate	Total
Segment revenues	$4,144	$2,007	$3,577	$2	$—	$9,730
Less: Inter-segment revenues	—	—	(430)	—	—	(430)

Revenues	4,144	2,007	3,147	2	—	9,300
Cost of sales	(2,765)	(1,817)	(2,317)	(5)	—	(6,904)

Gross profit (loss)	1,379	190	830	(3)	—	2,396
Asset impairments	—	—	(46)	(248)	—	(294)
Other operating income (expenses)	(74)	35	30	(30)	(338)	(377)

Profit (loss) from operations	1,305	225	814	(281)	(338)	1,725
Net finance expense	(21)	(42)	(27)	(6)	(242)	(338)
Non-operating income (expense)	6	(5)	(5)	—	243	239
Share of income of associates and joint ventures	—	2	—	—	—	2

Profit (loss) before taxes	1,290	180	782	(287)	(337)	1,628

Capital expenditures	348	339	190	1,010	6	1,893

Goodwill	702	412	—	—	—	1,114

Total assets	14,894	9,673	3,742	4,129	3,191	35,629

Net assets	$10,071	$6,029	$2,464	$3,648	$(4,611)	$17,601

Schedule of Geographical Areas

The geographical distribution of our non-current assets is as follows:

(CAD$ in millions)	December 31, 2017	December 31, 2016
Canada	$22,466	$20,853
Chile	6,077	6,332
Peru	1,305	1,286
United States	1,131	1,180
Other	96	70

	$31,075	$29,721

Schedule of Major Customers

Revenue is attributed to regions based on the location of the port of delivery as designated by the customer and is as follows:

(CAD$ in millions)	2017	2016
Asia
China	$2,129	$1,773
Japan	1,921	1,319
South Korea	1,353	1,181
India	763	553
Other	970	825
Americas
United States	1,360	1,314
Canada	919	770
Latin America	407	294
Europe
Germany	579	354
Finland	284	178
Spain	278	186
Netherlands	215	95
Italy	191	124
Other	679	334

	$12,048	$9,300